Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Net change in total valuation allowance	$ 9,243	$ 2,788
Carryforward outstanding and expiry, description	$10.5 million of this amount will begin to expire in 2036. The remaining $71.7 million has an indefinite carryforward period. The Company also has state net operating loss carryforwards of approximately $12.5 million and $10.5 million at December 31, 2020 and 2019. They will expire beginning in 2036. The Company also has R&D credits of $0.3 million that begin to expire in 2037. The Company’s ability to utilize a portion of its net operating loss carryforwards and credits to offset future taxable income, and tax, respectively, is subject to certain limitations under section 382 of the Internal Revenue Code upon changes in equity ownership of the Company. Due to such limitation, $2.0 million of the Company’s net operating loss and less than $0.1 million of the Company’s R&D credits will expire unused, regardless of taxable income in future years.
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 82,200	43,300
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 12,500	$ 10,500